Financial risk management - Credit quality of derivative assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	₩ 6,461,796	₩ 3,799,189
Grade 1
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	5,942,661	3,201,912
Grade 2
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	₩ 519,135	₩ 597,277